UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09835

Capital Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Capital Growth Portfolio                                                                                                            as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.0%

Security	Shares	Value
Biotechnology — 2.0%
Celgene Corp. (1)	46,000	$1,991,800
Ligand Pharmaceuticals, Inc., Class B (1)(2)	10,379	104,205
		$2,096,005
Building Products — 0.5%
Goodman Global, Inc. (1)	39,000	520,650
		$520,650
Capital Markets — 5.4%
E*Trade Financial Corp. (1)	104,500	2,499,640
Goldman Sachs Group, Inc., (The)	6,300	1,065,771
TD Ameritrade Holding Corp.	107,500	2,026,375
		$5,591,786
Commercial Services & Supplies — 0.5%
Copart, Inc. (1)	19,480	549,141
		$549,141
Communications Equipment — 2.6%
Research in Motion, Ltd. (1)(2)	26,368	2,706,939
		$2,706,939
Computer Peripherals — 2.9%
Apple Computer, Inc. (1)(2)	32,500	2,503,475
SanDisk Corp. (1)	9,500	508,630
		$3,012,105
Construction & Engineering — 2.9%
Foster Wheeler, Ltd. (1)	76,500	2,952,135
		$2,952,135
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	9,100	770,042
		$770,042
Consumer Finance — 1.1%
First Marblehead Corp., (The) (2)	16,000	1,108,160
		$1,108,160
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc. (1)	7,500	312,975
DeVry, Inc. (1)(2)	57,000	1,212,390
Laureate Education, Inc. (1)	2,452	117,353
		$1,642,718

Electrical Equipment — 0.9%
Solarworld AG (2)	16,000	$875,465
		$875,465
Food & Staples Retailing — 1.0%
Shoppers Drug Mart Corp. (2)	24,000	982,243
		$982,243
Health Care Equipment & Supplies — 0.3%
Thoratec Corp. (1)	18,827	293,889
		$293,889
Health Care Providers & Services — 3.8%
Caremark Rx, Inc.	38,000	2,153,460
DaVita, Inc. (1)	12,000	694,440
Henry Schein, Inc. (1)(2)	22,000	1,103,080
		$3,950,980
Hotels, Restaurants & Leisure — 0.8%
Burger King Holdings, Inc. (1)	17,633	281,423
Pinnacle Entertainment, Inc. (1)	19,000	534,280
		$815,703
Independent Power Producers & Energy Traders — 1.9%
Dynegy, Inc., Class A (1)	355,000	1,966,700
		$1,966,700
Insurance — 1.9%
Admiral Group PLC	125,000	1,934,754
		$1,934,754
Internet Software & Services — 6.1%
DealerTrack Holdings, Inc. (1)	10,500	232,155
Equinix, Inc. (1)(2)	18,000	1,081,800
Google, Inc., Class A (1)	9,479	3,809,610
Greenfield Online, Inc. (1)	33,779	350,964
WebEx Communications, Inc. (1)(2)	20,000	780,400
		$6,254,929
IT Services — 4.7%
CheckFree Corp. (1)(2)	5,609	231,764
Gartner, Inc. (1)	90,000	1,583,100
MasterCard, Inc., Class A (1)(2)	12,500	879,375
MoneyGram International, Inc.	72,000	2,092,320
WNS Holdings, Ltd. ADR (1)	1,240	35,402
		$4,821,961

Media — 3.4%
Comcast Corp., Class A (1)	56,000	$2,063,600
Live Nation, Inc. (1)	22,000	449,240
XM Satellite Radio Holdings, Inc., Class A (1)(2)	76,000	979,640
		$3,492,480
Metals & Mining — 7.0%
Gammon Lake Resources, Inc. (1)	215,000	2,457,450
Glamis Gold, Ltd. (1)	58,480	2,305,866
Golden Star Resources, Ltd. (1)(2)	151,000	412,230
Miramar Mining Corp. (1)	180,000	738,000
Phelps Dodge Corp.	8,500	719,950
Southern Copper Corp. (2)	5,300	490,250
Western Copper Corp. (1)	85,000	70,094
		$7,193,840
Multiline Retail — 1.9%
Big Lots, Inc. (1)(2)	45,000	891,450
Saks, Inc.	60,000	1,036,800
		$1,928,250
Oil, Gas & Consumable Fuels — 9.6%
Arch Coal, Inc.	16,000	462,560
Chesapeake Energy Corp. (2)	30,000	869,400
Hess Corp.	71,300	2,953,246
Parallel Petroleum Corp. (1)	29,631	594,398
Quicksilver Resources, Inc. (1)	16,000	510,400
SXR Uranium One, Inc. (1)(2)	262,060	1,956,671
W&T Offshore Inc.	72,000	2,103,120
Williams Companies, Inc., (The)	18,000	429,660
		$9,879,455
Personal Products — 1.5%
Alberto-Culver Co.	9,000	455,310
Herbalife, Ltd. (1)	27,708	1,049,579
		$1,504,889
Pharmaceuticals — 4.3%
Adams Respiratory Therapeutics, Inc. (1)	13,000	475,670
Endo Pharmaceuticals Holdings, Inc. (1)	35,498	1,155,460
Shire Pharmaceuticals Group PLC ADR	57,000	2,815,230
		$4,446,360
Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	30,864	405,553
		$405,553

Real Estate Management & Development — 0.0%
Move, Inc. (1)	5,090	$24,992
		$24,992
Semiconductors & Semiconductor Equipment — 7.8%
Atheros Communications, Inc. (1)(2)	120,000	2,175,600
MEMC Electronic Materials, Inc. (1)	105,000	3,846,150
Micron Technology, Inc. (1)	70,000	1,218,000
Silicon Image, Inc. (1)(2)	20,000	254,400
Tessera Technologies, Inc. (1)	15,000	521,700
		$8,015,850
Software — 0.7%
i2 Technologies, Inc. (1)(2)	37,000	693,010
		$693,010
Specialty Retail — 2.4%
Circuit City Stores, Inc.	21,000	527,310
Gamestop Corp., Class A (1)(2)	25,000	1,157,000
OfficeMax, Inc.	15,000	611,100
Tweeter Home Entertainment Group, Inc. (1)	41,679	190,056
		$2,485,466
Thrifts & Mortgage Finance — 1.9%
BankUnited Financial Corp., Class A	4,000	104,280
Doral Financial Corp. (2)	122,000	803,980
W Holding Co., Inc. (2)	178,000	1,051,980
		$1,960,240
Tobacco — 3.1%
Lowes Corp.-Carolina Group	58,097	3,217,993
		$3,217,993
Wireless Telecommunication Services — 8.4%
NII Holdings, Inc., Class B (1)	79,000	4,910,640
Rogers Communications, Inc., Class B (2)	40,500	2,222,235
Tim Participacoes SA ADR (2)	56,000	1,559,600
		$8,692,475
Total Common Stocks (identified cost $80,181,944)		$96,787,158

Short-Term Investments — 30.5%

Security	Shares	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31%, 10/2/06 (3)	25,579,083	$25,579,083

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	$1,500	$1,500,000
Societe Generale Time Deposit, 5.35%, 10/2/06	4,252	4,252,000
Total Short-Term Investments (at amortized cost, $31,331,083)		$31,331,083
Total Investments — 124.5% (identified cost $111,513,027)		$128,118,241
Other Assets, Less Liabilities — (24.5)%		$(25,179,019)
Net Assets — 100.0%		$102,939,222

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at September 30, 2006.
(3)

As of September 30, 2006, the Portfolio loaned securities having a market value of $24,491,223 and received $25,579,083 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, and affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of September 30, 2006.

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$112,266,869
Gross unrealized appreciation	$17,065,205
Gross unrealized depreciation	(1,213,833)
Net unrealized appreciation	$15,851,372

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 27, 2006

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	November 27, 2006